PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	Equipment	Land		Building		Construction in progress		Leasehold improvements		Computer equipment		Furnitures and fixtures		Total
	$	$	$	$	$	$	$	$	$	$	$	$	$	$	$
Cost
As at June 30, 2018	151,188		-		-		-		-		-		-		151,188
Additions	-		523,480		1,361,048		1,760,861		-		-		-		3,645,389
Translation adjustment	-		-		-		-		-		-		-		-
Impairment charge	(151,188)		-		-		-		-		-		-		(151,188)
As at June 30, 2019	-		523,480		1,361,048		1,760,861		-		-		-		3,645,389
Additions	-		-		-				1,130,183		44,645		30,984		1,205,812
Translation adjustment	-		21,640		56,264		72,792		-		-		-		150,696
Impairment charge	-		-		-		-		(16,316)		-		-		(16,316)
As at June 30, 2020	-		545,120		1,417,312		1,833,653		1,113,867		44,645		30,984		4,985,581

Accumulated depreciation
As at June 30, 2018	12,770		-		-		-		-		-		-		12,770
Depreciation	30,529		-		-		-		-		-		-		30,529
Impairment charge	(43,299)		-		-		-		-		-		-		(43,299)
As at June 30, 2019	-		-		-		-		-		-		-		-
Depreciation	-		-		-		-		(2,027)		(2,708)		(1,033)		(5,768)
Impairment charge	-		-		-		-		-		-		-		-
As at June 30, 2020	-		-		-		-		(2,027)		(2,708)		(1,033)		(5,768)

Net book value ($)
At June 30, 2019	-		523,480		1,361,048		1,760,861		-		-		-		3,645,389
At June 30, 2020	-		545,120		1,417,312		1,833,653		1,111,840		41,937		29,951		4,979,813

During the year ended June 30, 2020, the Company incurred a depreciation expense in the amount of $5,768 (2019 - $30,529 and 2018 - $12,770, included in cost of sales).

Equipment

During the year ended June 30, 2019, the Company expensed $30,529 in depreciation (June 30, 2018 – $12,770) which has been recorded as cost of sales in relation to the below lease agreement. The equipment during the year ended June 30, 2019 was deemed impaired by management and an impairment charge was recorded in the amount of $107,515 which included a foreign translation adjustment of $374.

The Company entered into an operating lease (the “Lease”) on February 1, 2018, under which the lessee (the “Lessee”) agreed to lease the above equipment for an initial period of twelve months. On February 1, 2019, the Lease was automatically extended for an additional period of twelve months. The Lessee shall make monthly payments of US $5,040 due on or before the first day of each respective month. During the year ended June 30, 2019, the Company had unrecognized rental revenue in the amount of $80,057 (June 30, 2018 – $24,159), as a result of the Lease. The Company has not recorded rental revenue pending a determination by the Company that collectability is reasonably assured. The Company will recognize revenue upon receipt.

Land, building and construction in progress

On April 4, 2018, the Company entered into an agreement to acquire a 27.5% interest of Cordova OR Operations, LLC (“OR Operations”) for the acquisition of land and buildings. Under the terms of the agreement, the Company acquired a 27.5% membership interest in OR Operations for $534,311 (US $400,000). On June 19, 2019, the Company purchased the remaining 72.5% interest in OR Operations for $1,361,048 (US$1,040,000) (Note 10). The Company spent $1,760,861 for the construction in progress during the year ended June 30, 2019. Depreciation on these assets will be recorded from the date when these assets are available for use. As at June 30, 2020, the value of land, building and construction in progress amounted to $3,796,085 (June 30, 2019 - $3,645,389), reflecting a change in value due to foreign currency translation in the amount of $150,696. As at June 30, 2020, these assets were not available for use.

Leasehold improvements

Leasehold improvements include those acquired as part of the asset acquisition of Star Buds International Inc., as disclosed in Note 11 in the amount of 1,060,224. As at June 30, 2020, these assets were not available for use. Management assessed the indicators of impairment and determined that the leasehold improvements were impaired and resulted of impairment of assets in the amount of $16,316 during the year ended June 30, 2020.